UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, DC 20549


                                     FORM 13F

                                FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:


Check here if Amendment [   ];  Amendment Number:
This Amendment :        [   ]   is a restatement
                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Nevis Capital Management, Inc.
1119 St. Paul St
Baltimore MD 21202


13F File Number:	28-5688


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it; that all information contained herein is true, correct and complete; and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

David R. Wilmerding, III
President
(410) 385-2645

David R. Wilmerding, III      Baltimore, Maryland      April 26, 1999



Report Type:

[ X ]  13F HOLDINGS REPORT

[   ]  13F NOTICE

[   ]  13F COMBINATION REPORT



List of Other Managers Reporting for this Manager:
None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F  SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	NONE

Form 13F Information Table Entry Total:	(number)

Form 13F Information Table Value Total:	$
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

                             FORM 13F INFORMATION TABLE


                Title                Value	    Shares/    Invstmt  Voting Auth
Name of Issuer 	of Class 	CUSIP      (1,000's) PRN AMT	   Dscretn	 Sole
--------------  --------  -------    --------- --------   -------  -----
American Tower   Common   029912201  81,608    3,330,921  SOLE     3,330,921
Armor Holdings   Common   042260109  21,717    1,586,600  SOLE     1,586,600
Building One     Common   120114103  23,703    1,379,099  SOLE     1,379,099
Caliber Learn.   Common   129914107  3,298     824,400    SOLE     824,400
Clear Channel    Common   184502102  109,676   1,635,429  SOLE     1,634,429
Connetics        Common   208192104  11,331    1,562,855  SOLE     1,562,855
Hyperion Sol.    Common   44914M104  27,559    1,900,600  SOLE     1,900,600
Integrated Sys   Common   45812M104  33,115    2,584,599  SOLE     2,584,599
Midamerican Engy Common   59562V107  50,443    1,801,535  SOLE     1,801,535
Onhealth         Common   68272W107  17,631    1,294,000  SOLE     1,294,000
Rational Softwr  Common   74509P202  92,133    3,436,206  SOLE     3,436,206
Sylvan Learning  Common   871399101  68,252    2,493,207  SOLE     2,493,207
Vicor Corp       Common   925815102  39,427    3,154,169  SOLE     3,154,169
